UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  February 28

Date of reporting period:  February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

Tax-Free Income Fund

Investor Class (PRTAX)

This annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Investor Class	$50	0.49%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, security selection in revenue-backed bonds was an overall contributor, led by our holdings in the public power, dedicated tax, and lease/appropriation subsectors. Allocations within the revenue sector also aided performance, with an overweight to life care revenue bonds being a significant positive factor.

  Conversely, interest rate management hampered relative performance. The portfolio’s longer-than-benchmark average duration profile detracted as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve also weighed on performance to a lesser extent. Security selection in the airport revenue subsector was a modest detractor.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospital, life care, and toll road revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,948	9,949
2015	10,033	10,031
2015	10,157	10,184
2016	10,342	10,395
2016	10,506	10,533
2016	10,682	10,721
2016	10,177	10,162
2017	10,368	10,421
2017	10,598	10,686
2017	10,716	10,816
2017	10,686	10,729
2018	10,654	10,682
2018	10,771	10,805
2018	10,817	10,869
2018	10,770	10,851
2019	10,974	11,123
2019	11,361	11,498
2019	11,679	11,816
2019	11,623	11,772
2020	12,042	12,175
2020	11,466	11,955
2020	11,909	12,199
2020	12,096	12,348
2021	12,103	12,304
2021	12,416	12,521
2021	12,539	12,613
2021	12,541	12,592
2022	12,157	12,223
2022	11,569	11,670
2022	11,355	11,524
2022	11,307	11,504
2023	11,391	11,600
2023	11,542	11,728
2023	11,520	11,721
2023	11,767	11,996
2024	12,092	12,228
2024	11,977	12,041
2024	12,390	12,434
2024	12,585	12,588
2025	12,552	12,590

202501-4140694, 202504-4215324

F45-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Free Income Fund (Investor Class)	3.80%	0.83%	2.30%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	2.96	0.67	2.33

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,374,018
  Number of Portfolio Holdings594
  Investment Advisory Fees Paid (000s)$8,679
  Portfolio Turnover Rate25.8%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	10.6%
AA Rated	41.5
A Rated	26.5
BBB Rated	9.2
BB Rated and Below	2.4
Not Rated	9.8
U.S. Government Agency Securities	0.1
Reserves	-0.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.5%
Transportation	16.7
Special Tax	10.0
Housing	9.0
Education	8.2
Leasing	5.7
General Obligations - State	4.8
General Obligations - Local	3.4
Water & Sewer	3.4
Other	17.3

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.32% and lower the class’s total expense limit to 0.41%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Income Fund

Investor Class (PRTAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Tax-Free Income Fund

Advisor Class (PATAX)

This annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Advisor Class	$84	0.83%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, security selection in revenue-backed bonds was an overall contributor, led by our holdings in the public power, dedicated tax, and lease/appropriation subsectors. Allocations within the revenue sector also aided performance, with an overweight to life care revenue bonds being a significant positive factor.

  Conversely, interest rate management hampered relative performance. The portfolio’s longer-than-benchmark average duration profile detracted as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve also weighed on performance to a lesser extent. Security selection in the airport revenue subsector was a modest detractor.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospital, life care, and toll road revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Advisor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,939	9,949
2015	10,015	10,031
2015	10,131	10,184
2016	10,306	10,395
2016	10,451	10,533
2016	10,616	10,721
2016	10,106	10,162
2017	10,287	10,421
2017	10,507	10,686
2017	10,625	10,816
2017	10,586	10,729
2018	10,536	10,682
2018	10,643	10,805
2018	10,673	10,869
2018	10,626	10,851
2019	10,818	11,123
2019	11,191	11,498
2019	11,495	11,816
2019	11,442	11,772
2020	11,834	12,175
2020	11,271	11,955
2020	11,685	12,199
2020	11,870	12,348
2021	11,868	12,304
2021	12,163	12,521
2021	12,262	12,613
2021	12,266	12,592
2022	11,882	12,223
2022	11,298	11,670
2022	11,080	11,524
2022	11,023	11,504
2023	11,085	11,600
2023	11,235	11,728
2023	11,192	11,721
2023	11,422	11,996
2024	11,728	12,228
2024	11,606	12,041
2024	11,996	12,434
2024	12,175	12,588
2025	12,133	12,590

202501-4140694, 202504-4215324

F245-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Free Income Fund (Advisor Class)	3.46%	0.50%	1.95%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	2.96	0.67	2.33

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,374,018
  Number of Portfolio Holdings594
  Investment Advisory Fees Paid (000s)$8,679
  Portfolio Turnover Rate25.8%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	10.6%
AA Rated	41.5
A Rated	26.5
BBB Rated	9.2
BB Rated and Below	2.4
Not Rated	9.8
U.S. Government Agency Securities	0.1
Reserves	-0.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.5%
Transportation	16.7
Special Tax	10.0
Housing	9.0
Education	8.2
Leasing	5.7
General Obligations - State	4.8
General Obligations - Local	3.4
Water & Sewer	3.4
Other	17.3

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.32% and lower the class’s total expense limit to 0.92%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Income Fund

Advisor Class (PATAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Tax-Free Income Fund

I Class (TFILX)

This annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - I Class	$44	0.43%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, security selection in revenue-backed bonds was an overall contributor, led by our holdings in the public power, dedicated tax, and lease/appropriation subsectors. Allocations within the revenue sector also aided performance, with an overweight to life care revenue bonds being a significant positive factor.

  Conversely, interest rate management hampered relative performance. The portfolio’s longer-than-benchmark average duration profile detracted as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve also weighed on performance to a lesser extent. Security selection in the airport revenue subsector was a modest detractor.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospital, life care, and toll road revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2025

	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	506,728	508,506
11/30/17	505,395	504,440
2/28/18	504,005	502,206
5/31/18	509,656	508,013
8/31/18	511,408	510,989
11/30/18	509,284	510,139
2/28/19	519,547	522,934
5/31/19	537,474	540,548
8/31/19	552,628	555,543
11/30/19	550,600	553,458
2/29/20	570,551	572,410
5/31/20	543,407	562,052
8/31/20	563,946	573,518
11/30/20	573,463	580,547
2/28/21	573,897	578,467
5/31/21	588,841	588,667
8/31/21	594,216	592,995
11/30/21	594,991	591,991
2/28/22	576,920	574,649
5/31/22	549,086	548,673
8/31/22	539,043	541,805
11/30/22	536,803	540,844
2/28/23	540,883	545,356
5/31/23	548,166	551,363
8/31/23	547,177	551,041
11/30/23	558,403	564,005
2/29/24	573,917	574,904
5/31/24	568,553	566,100
8/31/24	588,251	584,591
11/30/24	597,626	591,810
2/28/25	596,107	591,928

202501-4140694, 202504-4215324

F1085-052 4/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/17
Tax-Free Income Fund (I Class)	3.87%	0.88%	2.32%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	2.96	0.67	2.23

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,374,018
  Number of Portfolio Holdings594
  Investment Advisory Fees Paid (000s)$8,679
  Portfolio Turnover Rate25.8%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	10.6%
AA Rated	41.5
A Rated	26.5
BBB Rated	9.2
BB Rated and Below	2.4
Not Rated	9.8
U.S. Government Agency Securities	0.1
Reserves	-0.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.5%
Transportation	16.7
Special Tax	10.0
Housing	9.0
Education	8.2
Leasing	5.7
General Obligations - State	4.8
General Obligations - Local	3.4
Water & Sewer	3.4
Other	17.3

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.32%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Income Fund

I Class (TFILX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTAX Tax-Free Income Fund
–!
PATAX Tax-Free Income Fund–
.
Advisor Class
TFILX Tax-Free Income Fund–
.
I Class

T. ROWE PRICE Tax-Free Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 9.44 $ 9.18 $ 10.10 $ 10.30 $ 10.54
Investment activities
Net investment income
(1)(2)
0.33 0.30 0.29 0.25 0.29
Net realized and unrealized
gain/loss 0.02 0.25 (0.93) (0.20) (0.24)
Total from investment
activities 0.35 0.55 (0.64) 0.05 0.05
Distributions
Net investment income (0.32) (0.29) (0.28) (0.25) (0.29)
NET ASSET VALUE
End of period $ 9.47 $ 9.44 $ 9.18 $ 10.10 $ 10.30
Ratios/Supplemental Data
Total return
(2)(3)
3.80% 6.16% (6.30)% 0.44% 0.51%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.56% 0.59% 0.59% 0.53% 0.53%
Net expenses after
waivers/payments by Price
Associates 0.49% 0.53% 0.53% 0.53% 0.53%
Net investment income 3.47% 3.23% 3.05% 2.41% 2.83%
Portfolio turnover rate 25.8% 25.0% 20.6% 10.6% 14.9%
Net assets, end of period (in
millions) $806 $792 $819 $1,193 $1,701
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 9.44 $ 9.18 $ 10.11 $ 10.31 $ 10.54
Investment activities
Net investment income
(1)(2)
0.30 0.27 0.25 0.22 0.26
Net realized and unrealized
gain/loss 0.02 0.25 (0.93) (0.20) (0.24)
Total from investment
activities 0.32 0.52 (0.68) 0.02 0.02
Distributions
Net investment income (0.29) (0.26) (0.25) (0.22) (0.25)
NET ASSET VALUE
End of period $ 9.47 $ 9.44 $ 9.18 $ 10.11 $ 10.31
Ratios/Supplemental Data
Total return
(2)(3)
3.46% 5.80% (6.71)% 0.12% 0.29%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.83% 0.87% 0.86% 0.86% 0.85%
Net expenses after
waivers/payments by Price
Associates 0.83% 0.87% 0.86% 0.86% 0.85%
Net investment income 3.13% 2.89% 2.73% 2.09% 2.50%
Portfolio turnover rate 25.8% 25.0% 20.6% 10.6% 14.9%
Net assets, end of period (in
millions) $33 $37 $47 $67 $400
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 9.43 $ 9.18 $ 10.10 $ 10.30 $ 10.54
Investment activities
Net investment income
(1)(2)
0.33 0.30 0.29 0.26 0.30
Net realized and unrealized
gain/loss 0.03 0.25 (0.92) (0.20) (0.25)
Total from investment
activities 0.36 0.55 (0.63) 0.06 0.05
Distributions
Net investment income (0.33) (0.30) (0.29) (0.26) (0.29)
NET ASSET VALUE
End of period $ 9.46 $ 9.43 $ 9.18 $ 10.10 $ 10.30
Ratios/Supplemental Data
Total return
(2)(3)
3.87% 6.11% (6.25)% 0.53% 0.59%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.43% 0.47% 0.47% 0.45% 0.45%
Net expenses after
waivers/payments by Price
Associates 0.43% 0.47% 0.47% 0.45% 0.45%
Net investment income 3.53% 3.29% 3.12% 2.49% 2.89%
Portfolio turnover rate 25.8% 25.0% 20.6% 10.6% 14.9%
Net assets, end of period (in
thousands) $1,535,782 $1,464,090 $1,423,855 $1,472,315 $646,846
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Income Fund
February 28, 2025

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.0%
ALABAMA  1.0%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,201
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,651
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,121
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  7,080 7,539
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (1) 3,280 3,350
23,862
ARIZONA  0.7%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 4.48%, 1/1/37  1,490 1,452
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/54  3,085 3,228
Maricopa County IDA, Banner Health, Series 2019E, 3.00%,
1/1/49  4,300 3,338
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,070 1,062
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.25%, 1/1/53  6,000 6,542
15,622
CALIFORNIA  6.3%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  8,580 9,107
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,948
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,035 3,297
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender
3/1/31)  11,505 12,302
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,079
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  17,250 19,961
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  849 875
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  7,465 7,600
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.56%, 12/1/50 (Tender 6/1/26)  775 772

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Series A, COP, 5.25%,
11/1/52 (2) 940 974
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,477
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 410 407
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (1) 900 904
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (3) 1,425 1,635
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,980
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,627
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (1) 6,000 6,058
California School Fin. Auth., New Designs Charter School,
5.00%, 6/1/30 (1) 1,195 1,221
California State Univ., Series C, 4.00%, 11/1/45  5,065 5,076
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 3,300 3,369
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 6,330 6,370
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,075
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  3,150 3,457
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,060 4,354
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56 (1) 3,320 2,652
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (1) 2,000 1,561
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,410
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  4,600 4,635
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (4) 4,000 4,434
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  3,215 3,254
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,002
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,503
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,250 5,472
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 2,988
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,397

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/51  5,700 5,566
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,657
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  1,100 1,255
148,711
COLORADO  3.4%
Colorado, COP, 6.00%, 12/15/40  4,850 5,759
Colorado, COP, 6.00%, 12/15/41  6,800 7,980
Colorado Bridge & Tunnel Enterprise, Series A, 5.50%,
12/1/54 (2) 3,600 4,016
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  4,185 3,932
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 5.00%, 11/15/48  5,000 5,128
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 690
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,870
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 6,880
Denver City & County Airport, Series B, 5.00%, 12/1/48  20,000 20,592
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,562
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,029
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,707
80,145
CONNECTICUT  0.5%
Connecticut, Series B, GO, 3.00%, 1/15/42 (4) 5,000 4,348
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,460
Connecticut Housing Fin. Auth., Series R, 6.00%, 11/15/54  2,980 3,236
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (5)(6)(7) 2,878 662
11,706
DELAWARE  1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 6,304
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  3,065 3,059
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  6,500 6,743
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  8,000 6,915
Univ. of Delaware, Series 2005, VRDN, 1.50%, 11/1/35  900 900
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,027

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 572
25,520
DISTRICT OF COLUMBIA  3.5%
Dist. of Columbia Housing Fin. Agency, Series A, 4.875%,
9/1/45  2,000 2,055
District of Columbia, Series D, GO, 5.00%, 6/1/42  3,000 3,084
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 520
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  515 517
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,780 4,606
Metropolitan Washington Airports Auth., Series D-2, VRDN,
1.50%, 10/1/39  660 660
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 10,120
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,359
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  11,300 11,008
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  15,200 16,798
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,000 12,320
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  4,975 4,977
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  11,950 13,005
83,029
FLORIDA  4.0%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44 (5)(7) 4,500 2,925
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  500 530
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  750 792
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,733
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (8) 3,700 3,806
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,000 2,073
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (1) 5,875 5,343
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 3,191
JEA Water & Sewer System Revenue, Series A, 5.25%, 10/1/49  5,365 5,901

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
JEA Water & Sewer System Revenue, Series A, 5.50%, 10/1/54  2,000 2,213
Manatee County, 5.50%, 10/1/53  10,000 11,083
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40 (Prerefunded 4/1/25) (8) 10,700 10,717
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/39  1,125 1,243
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,290 4,391
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 10,390
South Miami HFA, Baptist Health, 5.00%, 8/15/37  8,000 8,252
Tampa, Series A, Zero Coupon, 9/1/34  900 621
Tampa, Series A, Zero Coupon, 9/1/35  750 495
Tampa, Series A, Zero Coupon, 9/1/38  1,000 576
Tampa, Series A, Zero Coupon, 9/1/39  850 463
Tampa, Series A, Zero Coupon, 9/1/40  1,000 515
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 12,163
95,416
GEORGIA  9.4%
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 10,993
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (5)(7) 800 320
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (5)(7) 5,095 2,038
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (1) 2,389 2,075
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  1,280 1,320
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  2,775 2,279
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  2,285 2,179
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 1.45%, 7/1/49  1,250 1,250
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,000 4,589
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  4,925 5,169
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 16,223
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  900 893
Coweta County Water & Sewage Auth., 5.00%, 6/1/54  1,280 1,370
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  5,000 5,014
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  2,500 2,654

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Dev. Auth. of Appling County, Georgia Power Company Plant
Hatch Project, VRDN, PCR, 1.60%, 9/1/41  3,900 3,900
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,330
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,233
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  11,335 10,440
Fulton County Dev. Auth., WellStar Health System, Series A,
RAC, 5.00%, 4/1/47  2,750 2,785
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,315
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,304
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 5.00%, 2/15/35  2,310 2,388
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  3,245 3,365
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,600 3,639
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  14,265 12,771
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 3,340 3,244
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,607
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  4,000 4,031
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50 (9) 8,000 8,044
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  3,000 3,025
Georgia Ports Auth., 5.00%, 7/1/47  2,500 2,680
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 3,970
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,161
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,596
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  3,100 3,146
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,750 1,884
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,910
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  7,600 8,109
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.50%, 9/15/25  6,000 6,065
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,605
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 7,986

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  3,210 3,234
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)  4,510 4,779
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56  7,795 7,956
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56 (2) 3,315 3,378
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/56  1,200 1,235
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/59  4,000 4,077
Municipal Electric Auth. of Georgia, Series A, 5.00%, 7/1/64 (2) 1,000 1,044
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (4) 5,000 5,110
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  2,610 2,676
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/56  1,930 1,986
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/49  1,350 1,459
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (4) 3,250 3,496
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (1) 2,735 2,655
221,984
HAWAII  0.1%
Hawaii Airports System Revenue, Series B, 5.00%, 7/1/49  3,000 3,219
3,219
ILLINOIS  5.6%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,890
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  22,690 22,730
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,121
Chicago O'Hare Int'l. Airport, Series B, 5.50%, 1/1/59  7,500 8,176
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 10,935
Illinois, GO, 5.50%, 5/1/25  1,505 1,511
Illinois, GO, 5.50%, 5/1/26  1,350 1,391
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,591
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,659
Illinois, Series A, GO, 5.50%, 3/1/42  2,250 2,464
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,375
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,121
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,852
Illinois, Series B, GO, 5.50%, 5/1/47  4,350 4,645
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,747
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 531
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 772

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,108
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (1) 2,150 2,224
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 1.37%, 7/15/55  100 100
Illinois HDA, Series H, 5.75%, 10/1/53  4,260 4,570
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,580
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 2,921
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 900
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  650 680
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/37 (10) 11,870 7,255
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, Zero Coupon, 12/15/41  10,000 4,795
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28
(Prerefunded 6/1/26) (8) 1,310 1,347
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 6,059
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 15,000 17,473
132,523
INDIANA  0.3%
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 5,160
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  1,375 1,417
6,577
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (1) 4,025 4,129
4,129
KENTUCKY  2.3%
Kentucky Economic DFA, Louisville Arena Auth., Series A,
5.00%, 12/1/45 (2) 1,000 1,019
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,768
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,589
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32  2,000 1,905
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  4,085 4,165
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 859

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  4,525 4,553
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,784
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,229
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  5,750 6,091
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  3,825 4,160
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,775
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,845
53,742
LOUISIANA  1.4%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 7,667
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 769
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,815
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 9,311
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,450 4,470
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,600 4,647
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,479
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,137
32,295
MARYLAND  6.5%
Anne County Arundel, Consolidated Water & Sewer, GO,
4.00%, 10/1/52  5,000 4,879
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  2,435 2,714
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 7,012
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 1,000
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,507
Frederick County, Series C, 4.00%, 7/1/50 (1) 3,180 2,867
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 604
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 403
Maryland CDA, 5.05%, 3/1/47  5,000 5,105
Maryland CDA, Series C, 5.75%, 9/1/54  1,885 2,019

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  3,860 4,343
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  750 634
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (2) 3,000 3,115
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (2) 2,000 2,104
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,737
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  650 557
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,569
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  2,655 2,717
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  11,135 11,252
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  1,000 1,053
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  2,695 2,888
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 6,888
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  8,980 9,145
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,021
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,377
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.25%, 7/1/52  5,000 5,383
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  10,020 11,166
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 4,055
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  3,000 2,857
Montgomery County, Series A, GO, 3.00%, 11/1/37  5,365 4,996
Montgomery County, Series A, GO, 4.00%, 8/1/41  3,000 3,069
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  4,195 3,083
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,635
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,500 2,670
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,788
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,376

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 8,910
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 3,100
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 509
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 1,009
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,651
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  8,000 6,123
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/53  4,120 4,019
153,909
MASSACHUSETTS  1.1%
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 3,191
Massachusetts Commonwealth, Series H, GO, 5.00%, 12/1/42  7,000 7,810
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,240 1,289
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 11,915
Massachusetts Housing Fin. Agency, Series A-1, 4.70%,
12/1/49  800 812
Massachusetts Housing Fin. Agency, Series A-1, 4.80%,
12/1/54  1,500 1,519
26,536
MICHIGAN  1.9%
Detroit, GO, 5.00%, 4/1/28  850 894
Detroit, GO, 5.00%, 4/1/29  150 157
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 1,023
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 1,969
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 9,084
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,624
Karegnondi Water Auth., 5.00%, 11/1/42 (4) 3,000 3,311
Karegnondi Water Auth., 5.00%, 11/1/43 (4) 3,000 3,291
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  5,300 4,837
Michigan Fin. Auth., University of Detroit Mercy, 5.375%,
11/1/43  3,530 3,652
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,749
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,786
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 571
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,333

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 3,843
46,124
MINNESOTA  0.7%
Minnesota Agricultural & Economic Dev. Board, 5.25%, 1/1/54  7,345 7,819
Minnesota Housing Fin. Agency, Series A, 2.90%, 1/1/45  1,280 1,000
Minnesota Housing Fin. Agency, Series A, 6.25%, 1/1/54  2,455 2,687
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  2,740 3,110
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,500 2,813
17,429
MISSISSIPPI  0.0%
Mississippi Business Fin., Chevron USA Project, Series C,
VRDN, 1.65%, 11/1/35  785 785
785
MISSOURI  2.1%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,520
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,061
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 3,054
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/48  2,000 2,102
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/54  1,750 1,818
Missouri HEFA, Mercy Health, 3.00%, 6/1/53  4,000 2,979
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  4,000 4,055
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 5,514
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 7,748
Missouri HEFA, SSM Health, Series F, VRDN, 1.30%, 6/1/36  2,555 2,555
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,532
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 1,014
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,858
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 1,006
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  100 95
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 825
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 699
50,435
NEBRASKA  0.1%
Nebraska Investment Fin. Auth., Series E, 5.00%, 3/1/49  2,750 2,884
2,884
NEVADA  1.0%
Las Vegas Convention & Visitors Auth., Series A, 5.00%, 7/1/49  8,800 9,320

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 12,928
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 4,000 599
22,847
NEW HAMPSHIRE  0.8%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  5,431 5,466
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,663 2,563
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,563 2,435
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,698
New Hampshire Business Fin. Auth., Univ. of Nevada Reno
Project, Series A, 5.25%, 6/1/51 (4) 5,000 5,339
19,501
NEW JERSEY  4.5%
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  1,200 1,077
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 5,700 6,037
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 440 438
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 1,000 1,006
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 4,460 4,465
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,000
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,548
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,500 1,385
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  12,775 14,090
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,115 8,044
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,597
New Jersey Institute of Technology, Series A, 5.00%, 7/1/45  11,500 11,549
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (8) 700 819
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  3,000 2,987
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  9,775 10,771
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 6,202

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,432
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  6,325 6,813
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (4) 5,250 2,944
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  670 723
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,358
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 346
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,370
107,001
NEW YORK  8.3%
Dormitory Auth. of the State of New York, Series A, 3.00%,
3/15/41  2,465 2,187
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  10,000 9,679
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  2,000 2,327
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  10,125 11,303
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,960 2,643
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,922
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.25%, 3/15/52  1,900 2,061
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (11) 8,825 9,603
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  8,500 8,337
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (2) 10,000 10,435
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,565
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,372
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,778
New York City, Series J, GO, 5.00%, 8/1/31  5 5
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,548
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,464
New York City Housing Dev., Series F-1A, 4.55%, 11/1/54  1,000 1,005
New York City Housing Dev., Series F-1A, 5.00%, 11/1/54  10,650 11,126
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,530 1,777
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (2) 2,600 2,053
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,850 3,068

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%,
6/15/33  7,000 7,114
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  3,750 4,064
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/43  2,980 3,380
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/44  3,460 3,892
New York City Transitional Fin. Auth., Series E, 5.50%, 11/1/49  4,465 4,962
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/53  5,840 6,325
New York City Transitional Fin. Auth., Series G-1, 5.00%, 5/1/52  5,745 6,114
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  3,975 4,116
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C, 4.00%, 5/1/44  2,295 2,260
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-4, VRDN, 1.70%, 11/1/36  3,615 3,615
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.25%, 2/15/41  5,500 3,907
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.55%, 10/1/49  1,375 1,378
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 266, 4.65%, 10/1/50 (9) 3,220 3,239
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  3,500 3,526
New York State Housing Fin. Agency, Series B-2, VRDN,
3.30%, 12/15/54 (Tender 12/15/28)  1,275 1,276
New York State Housing Fin. Agency, Series L-2, 0.75%,
11/1/25  3,255 3,183
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  135 132
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,242
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  7,400 5,721
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,297
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 22,055 22,206
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  2,000 1,693
Triborough Bridge & Tunnel Auth., Series A, 5.50%, 12/1/59  3,000 3,305
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,647
195,852
NORTH CAROLINA  3.0%
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 1.65%, 1/15/37  150 150
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,935 1,967
North Carolina Housing Fin. Agency, Series 53-A, 6.25%,
1/1/55  4,680 5,120
North Carolina Housing Fin. Agency, Series 54-A, 6.25%,
1/1/55  2,500 2,804

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
North Carolina Housing Fin. Agency, Series A, 4.70%, 7/1/50  3,750 3,779
North Carolina Turnpike Auth., 5.00%, 1/1/27 (2) 1,000 1,039
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,030
North Carolina Turnpike Auth., 5.00%, 1/1/40  14,735 15,394
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 4,693
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,116
North Carolina Turnpike Auth., Triangle Expressway, 4.00%,
1/1/55  4,465 4,153
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (2) 20,000 21,132
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 1,610
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  3,875 4,282
70,269
OHIO  2.9%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  15,420 14,098
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,879
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,375
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,621
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,438
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,218
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  6,750 6,970
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  14,830 16,367
Ohio Housing Fin. Agency, Series A, 6.25%, 3/1/55  2,470 2,706
Ohio Housing Fin. Agency, Series C, 7.50%, 3/1/49  2,500 3,104
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (2) 2,770 2,748
68,524
OKLAHOMA  1.3%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,533
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,425 3,472
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 15,612
Oklahoma Turnpike Auth., Senior, Series A, 4.25%, 1/1/55 (11) 2,000 1,973
Oklahoma Turnpike Auth., Senior, Series A, 5.50%, 1/1/54  4,300 4,789
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,995
Univ. of Oklahoma, Series A, 5.00%, 7/1/54 (4) 1,215 1,288
30,662

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
OREGON  0.0%
Oregon Fac. Auth., Peace Health, Series B, VRDN, 1.50%,
8/1/34  1,100 1,100
1,100
PENNSYLVANIA  2.0%
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 1,976
Montgomery County IDA, Series A, VRDN, 4.10%, 4/1/53
(Tender 4/3/28)  3,275 3,344
Pennsylvania Higher EFA, Series A, 4.25%, 2/15/55  1,500 1,488
Pennsylvania Higher EFA, Series A, 5.00%, 2/15/55  3,200 3,436
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,315 3,602
Pennsylvania Housing Fin. Agency, Series 147A, 6.25%,
10/1/54  3,500 3,888
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  1,925 2,100
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  4,000 3,673
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29
(Prerefunded 4/1/25) (8) 4,000 4,006
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34
(Prerefunded 4/1/25) (8) 1,825 1,828
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35
(Prerefunded 4/1/25) (8) 3,500 3,506
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  3,850 4,274
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 9,652
46,773
PUERTO RICO  4.9%
Puerto Rico Commonwealth, GO, VR, 11/1/51 (12) 10,633 5,768
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 10,437 6,562
Puerto Rico Commonwealth, GO, VR, 11/1/51 (12) 15,690 10,022
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 1,490 1,425
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (1) 5,000 5,280
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 1,000 1,075
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,108
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,070 1,121
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,311

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,294 1,296
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,756 2,738
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,814 1,824
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,661
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,683
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)
(13) 60 33
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(13) 100 56
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (7)(13) 810 452
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(13) 225 125
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(13) 290 162
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(13) 1,105 616
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(13) 370 206
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(13) 450 251
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(13) 2,640 1,472
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)
(13) 380 212
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(13) 990 552
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(13) 280 156
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(13) 240 134
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(13) 100 56
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(13) 275 153
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(13) 215 120
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(13) 70 39
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(13) 120 67

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(13) 95 53
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(13) 890 496
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(13) 200 111
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(13) 100 56
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,559
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  18,872 18,747
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  14,694 14,751
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,387
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,995
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  10,102 7,465
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,705
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  5,466 5,446
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,488 4,432
115,939
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (5)(7) 4,915 1,917
1,917
SOUTH CAROLINA  1.3%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  4,681 2,835
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  11,920 3,567
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  14,777 2,044
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  1,131 519
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  10,109 1,036
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,191 52
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,373
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,090
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,202

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
South Carolina Public Service Auth., Series A, 5.00%,
12/1/44 (9) 1,250 1,351
South Carolina Public Service Auth., Series A, 5.00%,
12/1/46 (9) 2,000 2,135
South Carolina Public Service Auth., Series A, 5.00%,
12/1/55 (9) 7,000 7,372
South Carolina Public Service Auth., Series B, 5.00%,
12/1/45 (9) 1,000 1,074
31,650
SOUTH DAKOTA  0.7%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,000 4,896
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  11,125 12,042
16,938
TENNESSEE  1.3%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,796
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,159
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.25%, 7/1/64 (4) 1,800 1,886
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  10,350 11,121
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 7,368
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,322
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/52  3,550 3,719
31,371
TEXAS  7.4%
Arlington Higher Ed. Fin., 3.00%, 8/15/49  1,000 747
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,946
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,624
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,403
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 600
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,000
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 520
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  4,700 4,085
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  8,000 9,237

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 864
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 834
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,250 1,404
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  3,000 3,304
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 3,015
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,089
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 3,000
Harris County, Series A, GO, 5.00%, 9/15/48  1,500 1,616
Harris County Cultural Ed. Fac. Fin., Series 9C-1, TECP,
1.70%, 3/3/25  3,700 3,700
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,010
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  5,000 4,787
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  4,225 4,005
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,737
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,568
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,409
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 4,078
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,506
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (8) 300 301
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (8) 3,310 3,315
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 749
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 976
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 2,180
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,183
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 2,835
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 12,818
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51 (4) 6,700 5,116
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series B, VRDN, 1.10%, 8/1/50  600 600
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, VRDN, 5.00%, 11/15/52 (Tender
5/15/26)  1,800 1,835
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,016

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,861
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,717
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,667
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,357
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (7)(14) 2,962 —
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,314
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,288
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  2,390 2,474
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  1,000 1,014
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,647
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  11,475 12,394
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/36  5,500 5,538
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/33  4,110 4,383
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  8,760 8,892
175,558
UTAH  0.3%
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (1) 1,235 1,233
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (1) 730 764
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,027
Utah Transit Auth., Senior Lien, 5.00%, 6/15/42  3,500 3,903
6,927
VIRGINIA  5.5%
Alexandria, Series A, GO, 2.00%, 12/15/38  3,000 2,308
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  8,500 7,862
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,416
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,386
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 6,413

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/33  8,955 9,036
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  7,100 7,151
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,671
Isle Wight County IDA, Riverside Health System, 4.75%,
7/1/53 (2) 5,000 5,208
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  14,715 4,761
Richmond, Series C, GO, 3.50%, 3/1/49  5,000 4,445
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,495 8,365
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,021
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,954
Virginia College Building Auth., Series A, 4.00%, 9/1/45  4,980 4,905
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  5,000 5,014
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/49  4,600 4,976
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/54  9,050 9,733
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  3,895 3,879
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 1.50%, 7/1/37  2,600 2,600
Virginia HDA, Series C, 4.90%, 12/1/59  1,270 1,290
Virginia HDA, Series F, 5.40%, 11/1/63  10,000 10,394
Virginia HDA, Series G, 5.375%, 11/1/64  5,000 5,171
Virginia HDA, Series H, 4.70%, 12/1/54  2,000 2,013
Virginia HDA, Series K, 2.55%, 12/1/46  5,705 4,059
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,300 3,546
131,577
WASHINGTON  1.6%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  4,000 4,634
Energy Northwest, Columbia Generating Station, Series A,
4.00%, 7/1/42  6,065 6,067
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 11,252
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,536
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.00%, 7/1/54  2,655 2,737

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.50%, 7/1/59  2,605 2,779
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,888 9,012
39,017
WEST VIRGINIA  0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 433
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 432
865
WISCONSIN  0.9%
PFA, Kahala Nui Project, 5.25%, 11/15/50  2,850 3,036
PFA, Kahala Nui Project, 5.25%, 11/15/55  830 881
PFA, Kahala Nui Project, 5.25%, 11/15/61  555 584
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN,
1.65%, 4/1/48  6,590 6,590
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
1.30%, 4/1/48  1,660 1,660
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,115 3,397
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  2,280 2,243
Wisconsin PFA, Searstone CCRC Project, Series A, 5.00%,
6/1/37 (1) 4,000 4,119
22,510
Total Municipal Securities (Cost $2,366,811) 2,373,380
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,505 2,840
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $3,596) 2,840
Total Investments in Securities
100.1% of Net Assets
(Cost $2,370,407) $ 2,376,220

T. ROWE PRICE Tax-Free Income Fund

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $88,405 and represents 3.7% of net assets.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Escrowed to maturity
(4) Insured by Build America Mutual Assurance Company
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Non-income producing
(8) Prerefunded date is used in determining portfolio maturity.
(9) When-issued security
(10) Insured by National Public Finance Guarantee Corporation
(11) Insured by Assured Guaranty Corporation
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,370,407) $ 2,376,220
Interest receivable 24,970
Receivable for shares sold 808
Receivable for investment securities sold 280
Cash 93
Other assets 54
Total assets 2,402,425
Liabilities
Payable for investment securities purchased 23,071
Payable for shares redeemed 2,977
Investment management fees payable 584
Due to affiliates 10
Payable to directors 1
Other liabilities 1,764
Total liabilities 28,407
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,374,018

T. ROWE PRICE Tax-Free Income Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (71,038)
Paid-in capital applicable to 250,825,918 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 2,445,056
NET ASSETS $ 2,374,018
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $805,507; Shares outstanding: 85,085,772) $ 9.47
Advisor Class
(Net assets: $32,729; Shares outstanding: 3,455,772) $ 9.47
I Class
(Net assets: $1,535,782; Shares outstanding:
162,284,374) $ 9.46

T. ROWE PRICE Tax-Free Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Interest income $ 91,895
Expenses
Investment management 9,221
Shareholder servicing
Investor Class $ 1,091
Advisor Class 53
I Class 197 1,341
Rule 12b-1 fees
Advisor Class 86
Prospectus and shareholder reports
Investor Class 38
Advisor Class 3
I Class 21 62
Custody and accounting 235
Legal and audit 133
Registration 104
Directors 8
Miscellaneous 18
Waived / paid by Price Associates (542)
Total expenses 10,666
Net investment income 81,229
Realized and Unrealized Gain / Loss –
Net realized loss on securities (14,265)
Change in net unrealized gain / loss on securities 19,480
Net realized and unrealized gain / loss 5,215
INCREASE IN NET ASSETS FROM OPERATIONS $ 86,444

T. ROWE PRICE Tax-Free Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 81,229 $ 73,847
Net realized loss (14,265) (37,601)
Change in net unrealized gain / loss 19,480 95,790
Increase in net assets from operations 86,444 132,036
Distributions to shareholders
Net earnings
Investor Class (26,442) (24,883)
Advisor Class (1,063) (1,202)
I Class (52,140) (46,797)
Decrease in net assets from distributions (79,645) (72,882)
Capital share transactions
*
Shares sold
Investor Class 168,544 137,079
Advisor Class 3,548 2,332
I Class 281,930 337,897
Distributions reinvested
Investor Class 23,483 21,632
Advisor Class 1,057 1,191
I Class 30,021 26,681
Shares redeemed
Investor Class (181,009) (207,384)
Advisor Class (8,644) (15,226)
I Class (244,903) (360,535)
Increase (decrease) in net assets from capital
share transactions 74,027 (56,333)

T. ROWE PRICE Tax-Free Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Net Assets
Increase during period 80,826 2,821
Beginning of period 2,293,192 2,290,371
End of period $ 2,374,018 $ 2,293,192
*Share information (000s)
Shares sold
Investor Class 17,801 14,898
Advisor Class 376 252
I Class 29,884 36,643
Distributions reinvested
Investor Class 2,488 2,345
Advisor Class 112 129
I Class 3,183 2,893
Shares redeemed
Investor Class (19,164) (22,533)
Advisor Class (917) (1,644)
I Class (25,969) (39,531)
Increase (decrease) in shares outstanding 7,794 (6,548)

T. ROWE PRICE Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).The Tax-Free
Income Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. The fund has three classes of shares: the Tax-Free Income Fund, Inc. (Investor Class), the Tax-Free Income
Fund–Advisor Class (Advisor Class) and the Tax-Free Income Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Tax-Free Income Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Tax-Free Income Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Tax-Free Income Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Tax-Free Income Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2025, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase

T. ROWE PRICE Tax-Free Income Fund

a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $711,939,000 and
$587,705,000, respectively, for the year ended February 28, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to differences between book/tax amortization policies and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
($000s)
February 28,
2025
February 29,
2024
Ordinary income (including short-term capital
gains, if any) $ 78 $ —
Tax-exempt income 79,567 72,882
Total distributions $ 79,645 $ 72,882

T. ROWE PRICE Tax-Free Income Fund

At February 28, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee.
The individual fund fee is equal to 0.04% of the fund’s average daily net assets;
prior to November 1, 2024, the individual fund fee had been 0.15%. The group
($000s)
Cost of investments $ 2,361,852
Unrealized appreciation $ 49,563
Unrealized depreciation (35,195)
Net unrealized appreciation (depreciation) $ 14,368
($000s)
Undistributed ordinary income $ 67
Undistributed tax-exempt income 872
Net unrealized appreciation (depreciation) 14,368
Loss carryforwards and deferrals (86,345)
Total distributable earnings (loss) $ (71,038)

T. ROWE PRICE Tax-Free Income Fund

fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to November 1, 2024, the contractual expense limitations for the Investor Class and Advisor Class were 0.53% and 1.04%, respectively.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Tax-Free Income Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,525,000 remain subject to repayment by the fund at February 28, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price
Associates and $553,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $12,604,000 and
$14,902,000, respectively, with net realized gain of $0 for the year ended
February 28, 2025.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.41% 0.92% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(542) $— $—

T. ROWE PRICE Tax-Free Income Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Tax-Free Income Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Tax-Free Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Tax-Free
Income Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Free Income Fund, Inc. (the
"Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended
February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Free Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Free Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $78,965,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F45-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2025